Leases - Schedule of Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Flow Information Related to Operating Leases [Abstract]
Cash payments for operating leases	$ 351	$ 296	$ 246
Operating leases weighted average remaining lease term (in years)	1 year 1 month 28 days
Operating leases weighted average discount rate	7.70%